Offerings - Offering: 1	Aug. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.14 per share
Amount Registered | shares	469,729,018
Proposed Maximum Offering Price per Unit	9.02
Maximum Aggregate Offering Price	$ 4,236,955,742.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 585,123.59
Offering Note	Based on an estimate of the common shares, par value EUR 0.12 per share, of Aegon Ltd. held by persons in the United States that are expected to be outstanding as of the completion of the redomiciliation transactions described in the Registrant's registration statement on Form F-4, plus an additional amount of common shares to cover any flowback into the United States, which represents the common stock of Transamerica Inc. into which such outstanding common shares of Aegon Ltd. are expected to convert, on a one-for-one basis, in connection with the redomiciliation transactions described in the Registrant's registration statement on Form F-4. The Registrant intends to effect a redomiciliation under Section 388 of the General Corporation Law of the State of Delaware and a discontinuance under the Companies Act 1981 of Bermuda, pursuant to which the Registrant's jurisdiction of incorporation will be changed from Bermuda to the State of Delaware. All securities being registered will be issued by the continuing entity following the redomiciliation, which will be named "Transamerica Inc." Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, dividends or similar transactions. The Proposed Maximum Offering Price Per Unit is estimated in accordance with Rule 457(f)(1) and Rule 457(c) promulgated under the Securities Act solely for the purpose of calculating the registration fee and based upon the average of the high and low prices of the common shares of Aegon Ltd. on the New York Stock Exchange on August 21, 2026.